FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__(a)
             or fiscal year ending: 12/31/09(b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  KILICO Variable Separate Account

   B. File Number:      811-05025

   C. Telephone Number: 425-577-5100

2. A. Street:           1400 American Lane

   B. City: Schaumburg  C. State: IL D. Zip Code: 60196 Zip Ext: 1091

   E. Foreign Country: _______________________ Foreign Postal Code: ____________

3. Is this the first filing on this form by Registrant? (Y/N)       N

4. Is this the last filing on this form by Registrant? (Y/N)        N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)               Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)   N
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period? _____


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For period ending 12/31/09

File number 811-05025

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ____________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

111. A. [/] Depositor Name: ____________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

112. A. [/] Sponsor Name: ______________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

112. A. [/] Sponsor Name: ______________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________


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For period ending 12/31/09

File number 811-05025

113. A. [/] Trustee Name: ______________________________________________________

     B. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

113. A. [/] Trustee Name: ______________________________________________________

     B. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

114. A. [/] Principal Underwriter Name: ________________________________________

     B. [/] File Number 8-________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

114. A. [/] Principal Underwriter Name: ________________________________________

     B. [/] File Number 8-________________

     C. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

115. A. [/] Independent Public Accountant Name: ________________________________

     B. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

115. A. [/] Independent Public Accountant Name: ________________________________

     B. [/] City: _____________ State: ________ Zip Code: _____ Zip Ext.: ______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________



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                                                         If filing more than one
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For period ending 12/31/09

File number 811-05025

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies?
             (Y/N) _______                                                ______
                                                                            Y/N

     B.  [/] Identify the family in 10 letters:  _______________________
             (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?
             (Y/N) _______                                                ______
                                                                            Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.  [/] Variable annuity contracts? (Y/N) _______                    ______
                                                                            Y/N

     C.  [/] Scheduled premium variable life contracts? (Y/N) _______     ______
                                                                            Y/N

     D.  [/] Flexible premium variable life contracts? (Y/N) _______      ______
                                                                            Y/N

     E.  [/] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N) _______                        ______
                                                                            Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of
         1933 ______________________________                              ______

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period ______________________________                 ______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted) ______________________________                 $______

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _________________________ ______

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period ______________________________                    ______


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For period ending 12/31/09

File number 811-05025

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ___________________________ $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
         period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
         omitted) _________________________________                      $______

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
         affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series of
         Registrant ($000's omitted) ___________________________________ $    92

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted) __________________________ $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                    Number of   Total Assets     Total Income
                                                      Series      ($000's        Distributions
                                                    Investing     omitted)     ($000's omitted)
                                                    ---------   ------------   ----------------
A. U.S. Treasury direct issue                        ________     $________        $________

B. U.S. Government agency                            ________     $________        $________

C. State and municipal tax-free                      ________     $________        $________

D. Public utility debt                               ________     $________        $________

E. Brokers or dealers debt or debt of brokers' or
   dealers' parent                                   ________     $________        $________

F. All other corporate intermed. & long-term debt    ________     $________        $________

G. All other corporate short-term debt               ________     $________        $________

H. Equity securities of brokers or dealers or
   parents of brokers or dealers                     ________     $________        $________

I. Investment company equity securities                     1     $  48,387        $   1,003

J. All other equity securities                       ________     $________        $________

K. Other securities                                  ________     $________        $________

L. Total assets of all series of registrant                 1     $  48,387        $   1,003


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                                                         If filing more than one
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For period ending 12/31/09

File number 811-05025

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N) _______                             ______
                                                                            Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
         of the current period? (Y/N) _______                             ______
                                                                            Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees? (Y/N) _______              ______
                                                                            Y/N

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted) _____________________ $   358

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

This report is signed on behalf of the Registrant in the City of New York and State of New York.

Date: February 25, 2010.

(Name of Registrant, Depositor, or Trustee)

KILICO Variable Separate Account


By: /s/ Nicolas A. Burnet              Witness: /s/ Ali Rifai
    ----------------------------------          --------------------------------
    Nicolas A. Burnet, Chief Executive          Ali Rifai, Corporate Secretary
    Officer and President